Intangibles	12 Months Ended
Dec. 31, 2011
Intangibles
Intangibles

(9) Intangibles

        At December 31, 2011 and 2010, intangible lease assets, comprised of lease-up intangibles, above market tenant lease intangibles, below market ground lease intangibles and intangible assets related to non-compete agreements, were $574.0 million and $511.4 million, respectively. At December 31, 2011 and 2010, the accumulated amortization of intangible assets was $200.2 million and $195.0 million, respectively. The remaining weighted average amortization period of intangible assets was 11 years and nine years at December 31, 2011 and 2010, respectively.

        At December 31, 2011 and 2010, intangible lease liabilities, comprised of below market lease intangibles and above market ground lease intangibles, were $219.6 million and $233.5 million, respectively. At December 31, 2011 and 2010, the accumulated amortization of intangible liabilities was $95.5 million and $85.4 million, respectively. The remaining weighted average amortization period of unfavorable market lease intangibles was approximately eight years at both December 31, 2011 and 2010.

        For the years ended December 31, 2011, 2010 and 2009, rental income includes additional revenues of $6.2 million, $8.2 million and $16.3 million, respectively, from the amortization of net below market lease intangibles. For the years ended December 31, 2011, 2010 and 2009, operating expenses include additional expense of $0.6 million, $0.4 million and $0.4 million, respectively, from the amortization of net above market ground lease intangibles. For the years ended December 31, 2011, 2010 and 2009, depreciation and amortization expense includes additional expense of $44.8 million, $45.7 million and $63.3 million, respectively, from the amortization of lease-up and non-compete agreement intangibles.

        On October 5, 2006, the Company acquired CNL Retirement Properties, Inc. ("CRP") in a merger. Through the purchase method of accounting, the Company allocated $35 million to above-market lease intangibles related to 15 senior housing facilities that were operated by Sunrise Senior Living, Inc. and its subsidiaries ("Sunrise"). In June 2009, in a subsequent review of the related calculations of the relative fair value of these lease intangibles, the Company identified valuation errors, which resulted in an aggregate overstatement of the above-market lease intangible assets and an aggregate understatement of building and improvements of $28 million. In the periods from October 5, 2006 through March 31, 2009, these errors resulted in an understatement of rental and related revenues and depreciation expense of approximately $6 million and $2 million, respectively. The Company recorded the related corrections in June 2009, and determined that such misstatements to the Company's results of operations or financial position during the periods from October 5, 2006 through June 30, 2009 were immaterial.

        Estimated aggregate amortization of intangible assets and liabilities for each of the five succeeding fiscal years and thereafter follows (in thousands):

	Intangible Assets	Intangible Liabilities
2012	$52,327	$17,841
2013	50,087	17,387
2014	47,386	16,925
2015	44,560	16,391
2016	41,571	15,931
Thereafter	137,832	39,667

	$373,763	$124,142